Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

Note 5 – Income Taxes:

A summary of income taxes as follows:

	December 31,
	2014	2013	2012
Current:
Federal	$—	$—	$—
State	41,753	31,525	32,776
	$41,753	$31,525	$32,776

The provisions for income taxes do not bear a normal relationship to loss before income taxes primarily as a result of the valuation allowance on deferred tax assets.

The most significant jurisdictions in which the Company is required to file income tax returns include the U.S. federal jurisdiction and the States of New Jersey, California, Indiana, Pennsylvania and Texas. The Company is no longer subject to U.S. Federal income tax examinations for year ends prior to 2011. With limited exceptions, the Company is no longer subject to state income tax examinations for year ends prior to 2010.

The reconciliation of the statutory federal income tax rate to the Company’s effective tax is presented below:

	December 31,
	2014	2013	2012
Tax at federal statutory rate	34.00%	34.00%	34.00%
State taxes, net of federal	0.13%	(0.10%)	0.11%
Permanent items	(18.40%)	(0.37%)	(0.84%)
Other	(1.58%)	0.33%	0.55%
Valuation allowance	(14.26%)	(34.00%)	(34.00%)
Effective tax rate	(0.11%)	(0.14%)	(0.18%)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2014	2013	2012
Net deferred tax asset carryforward	$59,942,144	$48,735,783	$41,034,013
Fees on debt guarantee	—	2,692,877	721,670
Stock option expense	1,742,186	1,028,880	707,505
Property and equipment	(4,605,896)	(1,675,683)	454,480
Other	48,224	1,026,231	1,284,161
Less: Valuation allowance	(57,126,658)	(51,808,088)	(44,201,829)
Net deferred tax	$—	$—	$—

In assessing the realizability of the net deferred tax assets, the Company considers all relevant positive and negative evidence to determine whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of the gross deferred tax assets is dependent on several factors, including the generation of sufficient taxable income prior to the expiration of the net operating loss carryforwards. The Company believes that it is more likely than not that the Company’s deferred income tax assets will not be realized. The Company has experienced taxable losses from inception. As such, there was a full valuation allowance against the net deferred tax assets as of December 31, 2014 and 2013.

At December 31, 2014, the Company had federal net operating loss (“NOL”) carryforwards of $162,996,989 which expire between 2025 and 2034. The Company may be subject to certain limitations in its annual utilization of net operating loss carryforwards to off-set future taxable income pursuant to Section 382 of the Internal Revenue Code, which could result in NOLs expiring unused. At December 31, 2014, the Company had $124,504,677 of State NOLs which expire between 2015 and 2034.

Entities are also required to evaluate, measure, recognize and disclose any uncertain income tax provisions taken on their income tax returns. The Company has analyzed its tax positions and has concluded that as of December 31, 2014, there were no uncertain positions. Interest and penalties, if any, as they relate to income taxes assessed, are included in the income tax provision. There was no income tax related interest and penalties included in the income tax provision for 2014, 2013, and 2012.

Net deferred tax assets and liabilities are summarized as follows:

	December 31,
	2014	2013	2012
Total deferred tax assets	$61,732,553	$53,483,771	$44,201,829
Total deferred tax liabilities	(4,605,895)	(1,675,683)	—
Valuation allowance	(57,126,658)	(51,808,088)	(44,201,829)
Net deferred income tax assets	$—	$—	$—